Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,
	2020	2019

Fixed Rate Secured:
5.75% Senior Notes due September 30, 2020	$-	$126
8.50% Senior Notes, Series C, due December 30, 2020	-	14
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	-
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	-	36
2.75% Senior Notes due May 15, 2030	400	-
6.47% Senior Notes, Series A, due September 30, 2030	-	83
7.00% Senior Notes due May 1, 2032	494	500
7.25% Senior Notes due January 15, 2033	323	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	-
5.35% Senior Notes due October 1, 2052	300	-
Secured long-term debt	9,327	8,221
Variable Rate Unsecured:
Term loan credit agreement maturing October 6, 2020	-	460
Total long-term debt	9,327	8,681
Unamortized discount and debt issuance costs	(98)	(56)
Less amount due currently	-	(608)
Long-term debt, less amounts due currently	$9,229	$8,017

Schedule Of Long-Term Debt Maturity

Year	Amount
2021	$-
2022	882
2023	-
2024	500
2025	974
Thereafter	6,971
Unamortized discount and debt issuance costs	(98)
Total	$9,229